Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2010 Common Stock Pre-Merger	Dec. 31, 2009 Common Stock Pre-Merger
Preferred stock par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock shares authorized	20,000,000	20,000,000
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common stock par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.01	$ 0.01
Common stock shares authorized	480,000,000	200,000,000	200,000,000	200,000,000
Common stock shares issued	197,076,989	110,953,778	136,064,233	136,064,233
Common stock shares outstanding	197,076,989	110,953,778	136,064,233	136,064,233